Reg .No. 33-8431

                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                   FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933


   Post-Effective Amendment No.   11
                                   ----


                                      and

   REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

          Amendment No.   14
                           ----




                     Bascom Hill BALANCED Fund, Inc.
                        -------------------------------

                     (Exact Name of Registrant as Specified in Charter)


                     6411 Mineral Point Rd.  Madison, WI            53705
                     ----------------------------------------------------

                     (Address of Principal Executive Offices)      (Zip Code)

Registrant's Telephone Number, including Area Code  (608) 273-2020
                                                   ---------------


          Frank E. Burgess, 6411 Mineral Point Rd.  Madison, WI  53705
          ------------------------------------------------------------

                     (Name and Address of Agent or Service)

Copy to :  John Rashke, Esq.
           DeWitt Ross & Stevens, S.C.
           8000 Excelsior Drive  Suite 401
           Madison, Wisconsin  53717-1914

It is proposed that this filing will become effective



        [X] on February 28, 1997 pursuant to paragraph (b) of Rule 485.

Cross-Reference Sheet

Form N1-A
Part A, Information Required in a Prospectus

Item 1       Cover Page
Item 2       Expense Table
Item 3       Financial Highlights
Item 4 Introduction to the Fund, Investment Objectives and Policies (including Investment
             Objectives and Investment Selection and
             Limitations)
Item 5       Management of the Fund
Item 5A      Incorporated by reference in the
             Registrant's annual report
Item 6       Description of Fund Shares,
             Shareholder Inquiries & Reports,
             Income Dividends, Capital Gain Distributions, and Taxes, Individual Retirement
             Account and back cover
Item 7       Purchase of Shares (including Offering Price)
Item 8       Redemption of Shares (including
             Contingent Deferred Sales Charge)
Item 9       Not applicable

Part B, Items Required in a Statement of
Additional Information

Item 10      Cover page
Item 11      Cover page
Item 12      General Information and History
Item 13      Investment Objectives and Policies,
             Investment Restrictions,
Item 14      Management of the Fund
Item 15      Principal Shareholders, Management of
             the Fund
Item 16      Investment Advisory and Other Services
Item 17      Brokerage
Item 18      Description of Fund Shares
Item 19 Distribution Plan, Purchase and Redemption of Fund Shares, Determination of Net Asset
             Value
Item 20      Tax Status
Item 21      Not applicable
Item 22      Not applicable
Item 23      Financial Statements (Annual and Semi-Annual
             Reports are incorporated by reference)

Part C, Other Information

Items 24 through 32 follow Part B

                      BASCOM HILL BALANCED FUND, INC.

                                   PROSPECTUS

                               February 28, 1997

  Bascom Hill BALANCED Fund, Inc. is a balanced mutual fund which has two investment objectives: (1) Production of current income and (2) Long-term growth of capital and income. To achieve its objectives, the Fund will invest in a diversified portfolio of equity securities and government and corporate bonds having potential to realize both long-term growth and income, and in short-term money market instruments.


 Investors may obtain a Statement of Additional Information, without charge, from the Fund's office listed below. The Statement of Additional Information contains further detailed information about the Fund and is dated February 28, 1997.



This Prospectus sets forth concisely information that investors should know prior to investing. Investors should read this Prospectus and retain it for future reference.

  THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION. NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY
 OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.
 ------------------------------------------------------------------------------

                                 A NO-LOAD FUND
                     No Sales Charge - No Redemption Charge
                      Minimum Initial Investment - $1,000
                      Minimum Subsequent Investment - $100

                                                 BASCOM HILL BALANCED FUND, INC.
                                                         6411 MINERAL POINT ROAD
                                                        MADISON, WISCONSIN 53705
                                                                    608/273-2020
                                                                    800/767-0300


PROSPECTUS

                               TABLE OF CONTENTS
                                                                            Page
                                                                            ----

Introduction to the
Fund........................................................................ 2
Financial
Highlights...................................................................2
Investment Objectives and
Policies.....................................................................3
Expense
Table....................................................................... 3
Investment Selection and
Limitations................................................................. 4
Management of the
Fund........................................................................ 7
Purchase of
Shares...................................................................... 7
Redemption of
Shares...................................................................... 8
Shareholder Inquiries &
Reports..................................................................... 8
Income Dividends, Capital Gain Distributions, and
Taxes....................................................................... 8
Reinvestment Plan for
Distributions............................................................... 9
Description of Fund
Shares...................................................................... 9
Individual Retirement
Account..................................................................... 9

                            INTRODUCTION TO THE FUND
  The Fund is a diversified, open-end management company which began offering its shares on December 18, 1986. The Fund offers investors the opportunity to own a professionally managed, diversified portfolio of equities, bonds and money market instruments. Shares purchased are not subject to a sales charge.

                              FINANCIAL HIGHLIGHTS
(For a share outstanding throughout the year)
  The following Financial Highlights of Bascom Hill BALANCED Fund, Inc. have been audited by Williams, Young & Associates, LLC, independent public accountants. The Independent Auditor's Report and additional information about the performance of the Fund is contained in the Annual Report to shareholders which may be obtained without charge.


                                          Year Ended December 31,

- - - --------------------------------------------------------------------------------
                      1996  1995  1994  1993  1992  1991  1990  1989  1988  1987
NET ASSET VALUE:
Beginning of year   $22.44  20.16 22.36 23.65 23.00 19.04 21.62 20.76 20.13 20.00

INCOME FROM INVESTMENT OPERATIONS:

Net investment income  .50    .75   .72   .62   .59   .73  1.00  1.15   .91   .63

Net realized and
unrealized gains
or (losses) on
securities            3.20   3.53  (.46)  .37  1.30  1.43  2.58) 1.34   .63   .10
                     -----   -----  ---  ----  ----  ----- ---- -----  ---- -----


Total from
investment
operations        $   3.70   4.28   .26   .99  1.89  2.16 (1.58) 2.49  1.54   .73

LESS DISTRIBUTIONS:
Dividends from net
income            $   (.50)  (.74) (.72) (.62) (.60) (.73)(1.00)(1.17) (.91)  (.60)

Capital gains
distributions        (3.61) (1.26)(1.74)(1.66) (.64) (.05)  .00  (.46)  .00    .00
                     ------ ------ ------ ---- -----  ---  -----  ---    ---  ---


NET ASSET VALUE:
End of year        $22.03   22.44 20.16 22.36 23.65 23.00 19.04 21.62 20.76  20.13

TOTAL RETURN:       17.00   21.51% 1.31  4.35  8.43 25.10 (7.30)12.14  7.75   3.66
RATIOS:

Operating expenses to average net assets

                     1.42%   1.36% 1.34   1.24   1.90  1.94  1.96  2.00  2.00  2.00
Net income to average net assets
                     2.06%   3.36% 3.03   2.53   2.53  3.33  5.00  5.60  4.90  4.80
Portfolio turnover rate
                    86.11%  65.83% 76.40  76.01 71.76 64.76 71.60 47.50   .45   .00
Average Commission Rate Paid
                      .08    .0818


                       INVESTMENT OBJECTIVES AND POLICIES

                             INVESTMENT OBJECTIVES
  The investment objectives of the Fund are (1) production of current income and
(2) long-term growth of capital and income. The Fund seeks to achieve its objectives by investing in a balanced portfolio of equity securities, bonds and money market instruments. The Fund is suitable for investors who can assume moderate investment risks in search of income and long-term growth. Although the objective of production of current income may seem to differ from the Fund's other objective of long-term growth of capital, the management of the Fund believes that its security selection process and timing strategies, both described further in this section, will produce current income while achieving less volatility of Fund performance with a goal of greater portfolio stability. If the Fund achieves its objective of long-term capital growth, it is believed that such growth in total Fund assets will, over time, produce a corresponding growth in current income. The Fund is not designed for investors seeking short-term profits. There can be no assurance that the Fund's shareholders can be protected from the risk of loss inherent in investment in equities and bonds.
  The Fund's advisor, Madison Investment Advisors, Inc. (see "MANAGEMENT OF THE FUND", page 7) believes that long-term capital growth can best be achieved through flexibility of investment strategies. Although the careful selection of equities, bonds and money market instruments is the primary factor affecting the investment return of the Fund, the percentage of the Fund's assets which may be invested at any particular time in equities, bonds and money market instruments will depend on management's judgment regarding the risks in the general market. The Fund will not invest more than 70% in equity securities and, will maintain at least 25% of its assets in fixed income senior securities. The Fund's advisor monitors many factors affecting the market outlook, including economic and monetary trends, market momentum, institutional psychology and historical similarities to current conditions. Careful review is made of the equity market's relationship to the bond market and interest rate trends.

                              EXPENSE TABLE

The purpose of this table is to assist investors in understanding the various costs and expenses that a shareholder of the Fund will bear directly or indirectly.
SHAREHOLDER TRANSACTION EXPENSES
  Maximum Sales Load Imposed on Purchases (as a percentage of offering price)
                                                                            0%
  Maximum Sales Load Imposed on Reinvested Dividends
    (as a percentage of offering price)                                     0%
  Deferred Sales Load (as a percentage of original purchase price or
    redemption proceeds,as applicable)                                     N/A
  Redemption Fees (as a percentage of amount redeemed, if applicable)      N/A
  Exchange Fee                                                             N/A

ANNUAL FUND OPERATING EXPENSES (as a percentage of average net assets)
  Management Fees                                                         .85%
  Other Expenses                                                          .57%
                                                                          ----

  Total Fund Operating Expenses                                          1.42%

EXAMPLE                                          1 Yr   3 Yrs.  5 Yrs.  10 Yrs.
                                                 ----   ------  ------  -------

  You would pay the following expenses on a
  $1,000 investment,
  assuming (1) 5% annual return and (2)
  redemption at the end
  of each time period:
  (The Fund does not charge a redemption fee)   $13.85 $ 43.07 $ 74.46  $163.51

This example should not be considered a representation of past or future expenses.
Actual expenses maybe greater or lesser than those shown.

  If management believes that market risks are high and prices of stocks or bonds in general are vulnerable to decline, the Fund may take certain temporary defensive actions such as substantially increasing the Fund's cash reserves. Such `cash reserves'' are defined as short-term investments such as U.S. Treasury Bills, high-grade commercial paper (rated in the top two rating classes by Standard & Poor's or Moody's), bank certificates of deposit or repurchase agreements. The objective in holding substantial cash reserves, as defined above, is to receive current income and maintain desired liquidity while awaiting more attractive investment conditions in the stock and bond markets. It is the opinion of the Fund and its Advisor that the Fund's willingness to hold substantial cash reserves during periods of market vulnerability is the single most important factor in comparing the Fund's investment philosophy and strategies with those of most other mutual funds. The Fund's Advisor believes that most balanced mutual funds have historically tended to hold less than 20% in such reserves, regardless of market conditions. The Fund intends, during periods of believed market vulnerability, to raise the level of cash reserves to a general range of 40% to 70% of total net assets. Holding such high cash reserves implies a likely reduction or loss of current income and will reduce or curtail the Fund's ability to achieve asset appreciation or capital gains.
  In addition to holding occasionally high levels of cash reserves, the Fund expects to temporarily employ other defensive strategies. As part of this investment strategy, the Fund may write covered call options with respect to its common stocks or debt securities, a conservative technique designed to enhance income and hedge against price fluctuations. For a more complete discussion of the Fund's option writing program, see `INVESTMENT SELECTION AND LIMITATIONS - Covered Call Option Writing', page 5. The Fund may emphasize more conservative, less volatile common stocks during adverse market conditions. The Fund's common stock selection process is described more fully on page 5. The Fund's Advisor may also choose to reduce the average maturity of the Fund's bond holdings temporarily as a defensive measure, to reduce the likelihood of bond price depreciation during periods of rising interest rates. It is the general intention of the Fund to maintain such defensive positions temporarily or until it perceives that a period of primary market vulnerability has passed.
  The Fund may hold repurchase agreements which are fully collateralized by a U.S. Government security. Repurchase agreements may be entered into with a member bank of the Federal Reserve System or primary dealer in U.S. Government securities under which the bank or dealer agrees to repurchase the security from the Fund at a mutually agreed upon time and price, thereby determining the yield during the term of the agreement. This results in a fixed rate of return, insulated from market fluctuation during such periods. While the underlying obligation is a U.S. Government security, the obligation of the seller to repurchase the security is not guaranteed by the U.S. Government and there is the risk that the seller may fail to repurchase the security. Not more than 10% of total net assets will be invested in repurchase agreements with maturities of greater than seven days or in other illiquid securities. In general, the Fund will usually purchase overnight repurchase agreements which mature the following day. The Fund will not invest in when-issued securities or restricted securities. The Fund will only invest in domestic bank certificates of deposit issued by banks which are members of the Federal Reserve System and which have total deposits in excess of one billion dollars.

                      INVESTMENT SELECTION AND LIMITATIONS

  The purpose of the Fund is to make available to investors an investment program under continuous supervision of experienced investment management. By purchasing shares of the Fund, investors obtain in a single investment an interest in a diversified investment portfolio. It should be recognized that such diversification does not eliminate the risk involved in all securities investments. Through ownership of shares of the Fund, as contrasted with ownership of a number of individual securities, investors are relieved of many details in the management of their investments while their bookkeeping and income tax records are greatly simplified. Ownership of shares in the Fund, however, does not constitute a complete financial program.


  EQUITY SECURITIES. In order to achieve its investment objectives, it is a fundamental policy of the Fund to invest not more than 70% of the Fund's net assets in equity securities such as common stocks, securities convertible into common stocks or securities having equity characteristics. The Fund intends to invest in a carefully selected and diversified list of common stocks, seeking to reduce risks while achieving its objectives. The Fund's Advisor follows a stock selection process that (1) screens the universe of common stocks for companies possessing particular value characteristics (such as asset values, cash flows, and balance sheet quality), then (2) reviews stocks' recent trading history including momentum and price strength relative to the general market, then (3) examines each company's fundamental economic outlook and industry position. Securities convertible into common stocks and securities having equity characteristics are bonds that are convertible into a specific number of shares of the common stock of the issuer either at any time or usually at a specific future date at a determined price per share of common stock. Such bonds tend to participate in a substantial portion of the price appreciation of the underlying common stock while enjoying some protection against depreciation due to higher interest rates afforded most bonds and because of the anticipation of the bond's maturity. The Fund anticipates that convertible securities will represent less than 25% of the Fund's portfolio. All convertible bonds must meet the same quality ratings required of corporate bonds, as described in the following paragraph. The risks involved in investment in convertible securities are similar to the risks of investment in the underlying common stocks. If through appreciation, the total market value of the Fund's holdings of equity securities exceeds 70% of total net assets, necessary actions must be taken to reduce total equities to less than 70% of total net assets within the following sixty days. During 1996, the portfolio turnover rate was 86.11%. The Fund is not required to invest exclusively in dividend paying common stocks. There can be no assurance that the Fund's shareholders can be protected from the risk of loss inherent in common stock investing.

  FIXED INCOME SECURITIES. To achieve current income, the Fund intends to invest in corporate debt securities and U.S. Government bonds. Eligible corporate debt securities must be accorded one of the four highest quality ratings by Standard & Poor's or Moody's or, if unrated, judged by the Advisor to be a comparable quality. Bonds rated A, AA, or AAA by Standard & Poor's indicate strong to high capacity of the company to pay interest and repay principal. However, the fourth highest rating, BBB, indicates adequate capacity to pay interest and repay principal but suggests that adverse economic conditions may weaken the company's ability to meet these obligations, thus is more speculative and reflects a higher level of risk. The Fund may also invest in direct obligations of the United States government, its agencies and instrumentalities. It is not anticipated that the Fund will invest in United States government securities to any significant extent and not on a routine basis, but only when such securities appear temporarily attractive on a yield basis when compared to other fixed income securities of similar maturities. It is anticipated that 25-50% of the Fund's total net assets will generally be invested in debt securities which, according to a fundamental policy of the Fund, have an average weighted maturity of less than 10 years. The Fund intends to maintain at least 25% of its assets in fixed income senior securities, not including any convertible securities. Mere investment in government or corporate bonds provides no assurance that the Fund's shareholders can be protected from certain risks in bond investing including increasing price fluctuation as bond maturities become longer.
  COVERED CALL OPTION WRITING. As part of this investment strategy, for temporary defensive purposes, the Fund may write covered call options with respect to its common stocks or debt securities. Covered call option writing is a conservative technique designed to enhance income and attempt to hedge against price fluctuations. A call option gives the purchaser the right to buy, and the writer of the option the obligation to sell, the underlying security at the exercise price at any time during the option period. The premium or sales price of the option is paid to the writer for undertaking the obligations of the option contract. When a covered call is written by the Fund, it will make arrangements with the Custodian to segregate the appropriate portfolio securities or an equivalent market value of cash until the option is either exercised, expires or the Fund repurchases the option closing its obligations under the option contract. Call options are short-term contracts with durations of nine months or less and are listed on a national securities exchange. A call option sold by the Fund exposes the Fund to possible loss of opportunity to realize appreciation in the market value of the related security or to possible continued holding of a security which might otherwise have been sold to protect against depreciation in the market price of such security. Such option writing strategies will affect less than 25% of the total portfolio.
  LIMITATIONS. The Fund has adopted other investment limitations, which like its investment objectives and the fundamental policies mentioned above, may not be changed without the approval of a majority of its shareholders. These limitations generally prohibit (1) investing more than 5% of total net assets in the securities of any one issuer (except U.S. Government securities), (2) investing more than 25% of total net assets in any one industry, (3) borrowing money except in amounts up to 5% of its assets only for temporary, extraordinary purposes, (4) purchasing real estate, (5) investing in oil, gas or mineral exploration programs, (6) the pledge, mortgage or hypothecation of its assets, except for temporary or emergency purposes and then to an extent not greater than 10% of its assets at current value, and (7) more than 10% of total net assets invested in repurchase agreements with maturities of greater than seven days or in other illiquid securities. A complete list of all investment restrictions is found in the Fund's Statement of Additional Information.
  FOREIGN SECURITIES. The Fund may invest in foreign currency denominated debt securities in the top two rating classes of Standard & Poor's or Moody's. Such securities must be issued by U.S. corporations or U.S. Government agencies or instrumentalities, must be liquid, readily salable and publicly traded in the U.S. securities markets, and, may not exceed 10% of total net assets of the Fund. Because the value of such securities varies not only with normal factors affecting the price of all domestic bonds (i.e. interest rate, monetary and economic factors), but also with the price change of such foreign currencies in relation to the U.S. dollar, such securities carry an inherently higher level of risk. The Fund will not invest more than 10% of its total net assets in foreign common stocks, including shares of foreign companies traded as American Depository Receipts (known as `ADRs''). The Fund will not effect transactions in foreign securities markets.
  BROKERAGE PRACTICES. In valuing brokerage services, the Advisor makes a judgement of the usefulness of research and other information provided to the Advisor in managing the Fund's investment portfolio. In some cases, the information relates to a specific transaction placed with the broker, but for the greater part, the research consists of a wide variety of investment strategy, economic, financial and political information, useful to the Advisor in advising the Fund and its other clients.
  It is the policy of the Advisor to seek the best possible security price available with respect to each transaction at the best available commission rate. In selecting brokers, the Advisor considers the broker's reliability, the quality of its execution services and its financial strength. However, the Advisor also takes into account the value of research information received for use in advising the Fund. It is understood by the Fund that other clients of the advisor might also benefit from the information obtained. Where the Fund and one or more clients of the Advisor are simultaneously engaged in the purchase or sale of the same security, the transactions may be averaged as to price and allocated equitably. In most cases, it is believed that coordination and the ability to participate in volume transactions will be to the benefit of the Fund. The Fund may not allocate brokerage solely on the basis of selling Fund shares.
  There can, of course, be no assurance that the Fund will achieve its investment objective since there is uncertainty in every investment.

                             MANAGEMENT OF THE FUND

  Under an investment advisory agreement with the Fund, Madison Investment Advisors, Inc., (the `Advisor'') 6411 Mineral Point Road, Madison, Wisconsin, furnishes continuous investment service and management to the Fund. Madison Investment Advisors, Inc., a licensed investment advisory firm for over twenty-three years, provides professional portfolio management services to a number of other clients besides the Fund and has over $2.8 billion under management. In addition, the Advisor manages Bascom Hill Investors, Inc., an investment company (mutual fund) with total net assets of $13.1 million on December 31, 1996 and Madison Bond Fund, Inc. with total net assets of $4.1 million on December 31, 1996. Subject to the authority of the Board of Directors, the Advisor is responsible for the overall management of the Fund's business affairs besides having primary responsibility for investment decisions affecting the FundOs portfolio. All investment decisions for the Fund are made by the Investment Policy Committee. The Advisor receives fees ($91,311 in the period ended December 31, 1996), computed and paid quarterly, at an annual rate of .85 of 1% of the first $100,000,000 average daily net assets of the Fund and .75 of 1% of Fund assets in excess of $100,000,000. The advisory fee is higher than that paid by most other investment companies.

                               PURCHASE OF SHARES

                                 OFFERING PRICE

  SHARES PURCHASED WILL NOT BE SUBJECT TO A SALES LOAD OR CHARGE. All orders will be executed at the net asset value per share next computed after receipt of the investor's order by the Firstar Trust Company of Milwaukee, the Fund's Transfer Agent. Applications for purchase received by the Transfer Agent prior to the close of trading on the New York Stock Exchange (usually 4:00 p.m. New York time) will be based on the end of that day. The net asset value of the Fund is determined by the daily closing market value of the Fund's assets minus any Fund liabilities. The net asset value per share is computed by dividing the value of the net assets of the Fund by the total number of shares outstanding. Portfolio securities are valued at the last sales price on the national securities exchange on which the securities are primarily traded, at prices determined immediately following the close of the New York Stock Exchange (usually 4:00 p.m. New York time). Securities not listed on an exchange or securities in which there were no transactions are valued at the most recent reported bid prices. Any securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Board of Directors. Debt securities having maturities of less than 60 days are valued by the amortized cost method. Redemption of Fund shares purchased prior to June 1, 1993 may be subject to a contingent deferred sales charge. (See `REDEMPTION OF SHARES'----Contingent Deferred Sales Charge.)

  The Advisor bears all its expenses of providing services under its Agreement with the Fund, pays all salaries and expenses of the officers of the Fund, provides office space, telephone and other communication facilities and personnel to perform clerical and shareholder relation functions for the Fund. The Fund does not reimburse the Advisor for any such expenses. The Advisor is required to reimburse the Fund to the extent that total annual operating expenses, including the advisory fee but excluding interest, taxes and brokerage commissions, exceeds 2% of average net assets. Reimbursement shall be made on an annual basis by reduction to the advisory fee. Total expenses for the year ended December 31, 1996 were 1.42% of average net assets.
  The minimum initial investment is $1,000, and the minimum for additional purchases is $100 (except for reinvestment of dividends and capital gain distributions). The minimum investment limitations apply to initial contributions to IRA accounts and retirement fund accounts. In the interest of economy, convenience and ease of redemption, actual stock certificates representing Fund shares will not be issued. Applications will not be accepted unless accompanied by payment.

                              REDEMPTION OF SHARES

  At any time, a shareholder may require the Fund to redeem his/her shares in whole or in part. Shares may be redeemed by mailing a signed written request for redemption addressed to Bascom Hill BALANCED Fund, Inc., c/o Firstar Trust Company, P.O. Box 701, Milwaukee, Wisconsin 53201-0701. The written request must be signed exactly as the account is registered. Incomplete redemption requests will not be processed until complete information is available. Payment for shares redeemed will be made within seven days after receipt of the redemption request and will be paid in cash only. Redemptions will be effected at the Fund's net asset value next determined after receipt of a redemption order in proper form and may be subject to a contingent deferred sales charge, if purchased prior to June 1, 1993, as described below.

                        CONTINGENT DEFERRED SALES CHARGE
                       (Applies only to shares purchased
                             prior to June 1, 1993)
  Fund shares redeemed within five years of their purchase will not be subject to a contingent deferred sales charge to the extent that the value of such shares: (a) represents capital appreciation of Fund assets or (b) represents reinvestment of dividend or capital gain distributions. Redemptions of other Fund shares effected within five years of their purchase will be subject to a contingent deferred sales charge. The amount of any applicable contingent deferred sales charge will be calculated by multiplying the net asset value of such shares by the applicable percentage shown in the table below.

                                             Contingent Deferred Sales Charge as
                                                 a Percentage of Net Asset Value
Redemption During                                                  at Redemption
- - - -----------------                                         -------------

Calendar Year of Purchase...................................................5.0%
Calendar Year After Purchase................................................4.0%
2nd CalendarYearAfterPurchase...............................................3.0%
3rd CalendarYearAfterPurchase...............................................2.0%
4th Calendar Year After Purchase............................................1.0%
Years
Thereafter..................................................................None

  In determining the applicability and rate of any contingent deferred sales charge, it will be assumed that a redemption is made first of shares representing capital appreciation, next of shares representing the reinvestment of dividends and capital gain distributions, and finally of other shares held by the shareholder for the longest period of time. This will result in any such charge being imposed at the lowest possible rate. For federal income tax purposes, the amount of the contingent deferred sales charge will reduce the gain or increase the loss, as the case may be, on the amount realized on redemption. The amount of any contingent deferred sales charge will be paid to and retained by Madison Investment Advisors, Inc. The contingent deferred sales charge will be waived for certain redemptions in connection with distributions from an IRA or other qualified retirement plan.

                        SHAREHOLDER INQUIRIES & REPORTS

  Shareholders who wish information concerning the Fund's investments and daily net asset value per share may contact Bascom Hill BALANCED Fund, Inc., 6411 Mineral Point Road, Madison, Wisconsin 53705 or phone (608) 273-2020 or (800) 767-0300. Share applications, redemption request letters, requests for information, or notifications concerning a shareholder's account should be directed to Bascom Hill BALANCED Fund, Inc., c/o Firstar Trust Company, P.O. Box 701, Milwaukee, Wisconsin 53201-0701, or phone (414) 765-4124.
  Shareholders receive quarterly reports on the Fund. These reports contain information on the Fund's net assets along with management's discussion of the current investment outlook and their strategy. Shareholders are notified of any dividend and capital gain distributions as well as yearly tax information regarding their distributions. The annual shareholder meeting normally will be held in April or May.

             INCOME DIVIDENDS, CAPITAL GAIN DISTRIBUTIONS, AND TAXES

  The Fund intends to distribute to its shareholders substantially all of its net income and realized capital gains. The Fund intends to qualify as a regulated investment company under the Internal Revenue Code and, therefore, does not pay income tax. Income dividends will generally be paid quarterly in April, July, October and December, while the long-term capital gains distribution, if any, will be paid in December. Shareholders are advised annually as to the tax status of all distributions made during the year. Capital gain distributions will be taxable to shareholders as long-term gains, regardless of the length of time the shares of the Fund have been held. Federal tax treatment of income dividends or capital gain distributions will be the same whether made in cash or reinvested in Fund shares. Due to frequent changes in the tax laws, investors are advised to consult with their tax advisor regarding the income tax treatment of income and capital gain distributions and expense deductions from the Fund.

                      REINVESTMENT PLAN FOR DISTRIBUTIONS

  Shareholders may elect, on the application form, to receive either income dividends or capital gain distributions or both in cash. If an election is not made, all income dividends and capital gain distributions will be reinvested in additional shares of the Fund. Shareholders may change their participation in the reinvestment plan by notifying the Fund in writing. Written notification of a change must be received prior to the record date of a distribution to be effective for that distribution.

                           DESCRIPTION OF FUND SHARES

  The Fund was incorporated in Wisconsin on August 21, 1986. The Fund has authorized common stock of 5,600,000 shares, $0.01 par value per share. All shares are of the same class with equal rights and privileges. Each share has one vote and participates equally in dividends and distributions declared by the Fund and, on liquidation, in its net assets remaining after satisfaction of outstanding liabilities.

                          INDIVIDUAL RETIREMENT ACCOUNT

  An Individual Retirement Account (IRA) is a savings plan for retirement. Money invested through an IRA compounds on a tax-free basis until it is distributed to the investor, usually upon retirement. Contributions to an IRA are invested in shares of the Fund with all dividend and capital gain distributions automatically reinvested.

  Individuals have until April 15, 1997, or until they file their 1996 income tax forms to fund their IRA for 1996. Although the contribution may no longer be deductible, the income earned will accumulate tax-free.

  Currently, individuals who are not `active participants'' in employer-maintained retirement plans may still deduct their IRA contribution which is limited to the lesser of $2,000 or 100% of their earned compensation. Spousal IRAs may be deducted up to $4,000 ($2,250 for 1996) for taxpayers who have non-working spouses.
  Individuals who are `active participants'' in an employer sponsored pension or profit-sharing plan are limited in the deductibility of their IRA contribution depending on their level of income. Individual taxpayers with adjustable gross income of $25,000 or less and married taxpayers filing jointly, with an adjustable gross income of $40,000 may continue to deduct their IRA contributions. However, the deductible amount of the IRA contribution is reduced pro-rata and phased out completely when individuals have adjusted gross income greater than $35,000 and when married persons filing jointly claim adjusted gross income greater than $50,000.
  Nondeductible contributions of up to $2,000 or $4,000
($2,250 for to 1996)for spousal IRAs may still be made. The income on the IRA account remains nontaxable to the taxpayer until it is distributed, usually upon retirement.
  The Fund sponsors IRA accounts and accepts rollover and transfer IRA accounts. Purchase and redemption of shares are treated as any other account. (See "PURCHASE OF SHARES" page 7, and "REDEMPTION OF SHARES" page 8) The initial contribution must be $1,000 or more. Subsequent payments may be as little as $100.
  Firstar Trust Company will serve as Custodian. The Custodian will redeem from each account, regardless of size, a $12.50 annual maintenance fee. Please refer to the IRA Disclosure Brochure for a detailed listing of other fees.
  The Individual Retirement Custodial Agreement, and the Individual Retirement Account Disclosure Brochure is available by contacting the Fund. This information should be read carefully and consultation with an attorney or tax advisor may be advisable.


  No person has been authorized to give any information or to make any representations not contained in the Prospectus and, if given or made, such information or representations must not be relied upon as having been authorized by the Fund or the Distributor. This Prospectus does not constitute an offering by the Fund or by the distributor in any jurisdiction in which such offering may not lawfully be made.
- - - -----------------------------------------------------------------------


                                                             BASCOM HILL
                                                        BALANCED FUND, INC.

                                                              PROSPECTUS

INVESTMENT ADVISOR
  MADISON INVESTMENT ADVISORS, INC.
  6411 MINERAL POINT ROAD
  MADISON, WISCONSIN  53705
  (608)273-2020
  (800)767-0300

CUSTODIAN, TRANSFER AGENT
AND DISBURSING AGENT
  FIRSTAR TRUST COMPANY
  P.O. BOX 701
  MILWAUKEE, WISCONSIN  53201-0701
  (414)765-4124

COUNSEL
  DEWITT ROSS & STEVENS, S.C.
  8000 EXCELSIOR DRIVE
  MADISON, WISCONSIN  53717-1914
  (608)831-2100

AUDITORS
  WILLIAMS, YOUNG & ASSOCIATES
  P.O. BOX 8700
  MADISON, WISCONSIN  53708
  (608)274-1980


                         BASCOM HILL BALANCED FUND, INC.

                             6411 Mineral Point Road
                            Madison, Wisconsin  53705
                                  (608) 273-2020
                                  (800) 767-0300

                       STATEMENT OF ADDITIONAL INFORMATION
                                  February 28, 1997

Investors should read the Prospectus, dated February 28, 1997 in conjunction with the Statement of Additional Information. Investors may obtain a Prospectus, without charge, from the Fund's office as listed above.

                         GENERAL INFORMATION AND HISTORY
                         -------------------------------


    Bascom Hill BALANCED Fund, Inc. (the "Fund") was incorporated in Madison, Wisconsin as an investment company on August 21, 1986 and began its initial public offering of shares on December 18, 1986. The Fund's sponsor, investment advisor and distributor of its shares is Madison Investment Advisors, Inc. of Madison, Wisconsin. The Fund is designed to provide investors with a diversified, professionally managed portfolio.


                        INVESTMENT OBJECTIVES AND POLICIES
                        ----------------------------------


    This information supplements the discussion of the Fund's investment objectives and policies as discussed on page 3 of the Prospectus. As highlighted in the Prospectus, the Fund's objectives are (1) production of current income and (2) long-term growth of capital and income. These objectives are matters of fundamental policy and cannot be changed without the approval of a majority of shareholders.

    The Fund's management believes that capital growth and production of income can best be achieved through flexibility of investment strategies. Although the careful selection of common stocks and bonds is a primary factor affecting the investment return of the Fund, the percentage of the Fund's assets which may be invested at any particular time in common stocks or bonds will depend upon management's judgment regarding the risks present in the stock and fixed income markets. When management believes that market risks are high and the prices of common stocks or bonds may decline, the Fund may move substantial assets out of common stocks or bonds and into short-term fixed income instruments such as U.S. Treasury Bills, U.S. Treasury Notes, U.S. Agency Notes or highly rated commercial paper or money market funds.

    The Fund may hold repurchase agreements which are fully collateralized by a U.S. government security. Repurchase agreements may be entered into with a member bank of the Federal Reserve System or primary dealer in U.S. government securities under which the bank or dealer agrees to repurchase the security from the Fund at a mutually agreed upon time and price, thereby determining the yield during the term of the agreement. This results in a fixed rate of return insulated from market fluctuations during such periods. While the underlying obligation is a U.S. government security, the obligation of the seller to repurchase the security is not guaranteed by the U.S. government and there is the risk that the seller may fail to repurchase the security. Such agreements usually cover short periods, such as under one week. In general, the Fund will usually purchase overnight repurchase agreements which mature the following day. Not more than 10% of total net assets will be invested in repurchase agreements and other illiquid securities with maturities of greater than seven days. The Fund may require the seller to provide additional collateral if the market value of the securities falls below the repurchase price at any time during the term of the repurchase agreement. In the event of default by the seller under a repurchase agreement, the underlying securities are not owned by the Fund but only constitute collateral for the seller's obligation to pay the repurchase price. Therefore, the Fund may suffer time delays and incur costs or losses in connection with the disposition of the collateral.

                             INVESTMENT RESTRICTIONS
                             -----------------------


    The Fund has adopted the following restrictions which are matters of fundamental policy and cannot be changed without the approval of the holders of the majority of its outstanding shares:

    1. The Fund will not purchase securities on margin, participate in a joint trading account, sell securities short, or act as an underwriter or distributor of securities. The Fund will be acting as an underwriter when it purchases or sells its own securities.

    2. The Fund will not purchase or sell real estate or interest in real estate, commodities or commodity futures.

    3. The Fund may make temporary bank borrowings (not in excess of 5% of the lower of cost or market value of the Fund's total assets) for emergency or extraordinary purposes, and not for the purchase of investment securities.

    4. The Fund may not pledge, mortgage or hypothecate its assets, except for temporary or emergency purposes and then to an extent not greater than 10% of its assets at current value.

    5.  Securities of other investment companies will not be purchased.

    6. Investments will not be made for the purpose of exercising control or management of any company. The Fund will not purchase securities of any issuer if, as a result of such purchase, the Fund would hold more than 10% of the voting securities of such issuer or more than 10% of all or any class of securities of such issuer.

    7. Not more than 5% of the total net assets will be invested in the securities of any one issuer (not including United States government securities.)

    8. Not more than 25% of the Fund's total net assets will be concentrated in companies of any one industry or group of related industries.

    9. The Fund will not acquire or retain any security issued by a company, an officer or director of which is an officer or director of the Fund or officer, director, shareholder or interested person of its investment advisor.

    10. The Fund will not acquire or retain any security issued by a company if one or more directors, shareholders or affiliated persons of its investment advisor beneficially own more than one-half of one percent (0.5%) of such company's securities, and all of the foregoing persons owning more than one-half of one percent (0.5%) together own more than 5% of such security.

    11. The Fund will not purchase securities of companies which, together with predecessors, have a record of less than three years continuous operation.

    12. The Fund will not invest in puts, calls, straddles, spreads or any combination thereof, other than as required to participate in a covered call option writing program.

    13. The Fund will not invest in oil, gas or other mineral exploration leases, or development programs, provided, however, this shall not prohibit the Fund from purchasing publicly traded securities or companies engaging, in whole or in part in such activities.
    14. The Fund will not purchase securities from or sell securities to any of its officers or directors, except with respect to its own shares.

    15. The Fund will not invest in restricted securities.

    16. The Fund will not make loans to any person (except that the Fund may, in fulfillment of its policies and objectives, purchase a portion of an issue of publicly distributed bonds, debentures or other debt securities including commercial paper, bank certificates of deposit, repurchase agreements or U.S. Treasury securities).

    17. The Fund will not purchase or issue any warrants.

    18. All percentage limitations apply to the market value on the date of investment by the Fund.

    19. Not more than 10% of total net assets will be invested in repurchase agreements with maturities of greater than seven days or in other illiquid securities.

    20. Not more than 10% of the total net assets may be invested in foreign currency denominated debt securities; such securities must be issued by U.S. corporations or U.S. government agencies or instrumentalities, must be readily saleable and publicly traded in the U.S. securities markets and be in the top two rating classes of Standard & Poor's or Moody's. Not more than 10% of total net assets may be invested in foreign equity securities, including shares of foreign companies traded as American Depository Receipts (known as "ADRs"). The Fund will not effect transactions in foreign securities markets.

    21. Not more that 70% of the total net assets of the Fund may be invested in common stocks, securities convertible into common stocks or securities having common stock characteristics. If, through appreciation, the total market value of the Fund's common stock holdings exceeds 70%, action is required within the following sixty days to reduce the total market value of common stock holding to below 70% of total net assets of the Fund.

    Securities are not purchased with a view to rapid turnover, although it is expected short-term capital gains may be realized from time to time from the sale of assets held less than one year. Securities are purchased which are believed to have potential for capital appreciation. Securities will be sold if the Fund's management believes that such potential has been reached, is no longer feasible, or if the risk of a decline in the market price is too great.

   The Fund's annual portfolio turnover rate was 86.11% and 65.83% respectively for the years ended December 31, 1996 and December 31, 1995. The portfolio turnover rate is calculated by dividing the lesser of purchases or sales of portfolio securities for the fiscal year by the monthly average of the value of the portfolio securities owned by the Fund during the fiscal year. For the purpose of determining such portfolio turnover, securities whose maturity at the time of acquisition is one year or less are excluded.

                              PRINCIPAL SHAREHOLDERS

    As of January 31, 1997, all officers and directors of the Fund, as a group, beneficially owned less than 1% of the then outstanding shares.

                            DESCRIPTION OF FUND SHARES

    The Fund was incorporated in Wisconsin on August 21, 1986. The Fund has authorized common stock of 5,600,000 shares, $0.01 par value per share. All shares are of the same class with equal rights and privileges. Each share has one vote and participates equally in dividends and distributions declared by the Fund, and on liquidation, in its net assets remaining after satisfaction of outstanding liabilities.

                              MANAGEMENT OF THE FUND

                            Position(s) held        Principal occupations
      Name and Address      with the fund           during the past 5 years
      ----------------      ---------------         -----------------------

      Chris Berberet        Treasurer               Vice President of Madison
      6411 Mineral Point                            Investment Advisors, Inc.
      Madison, WI  53705                            Prior to joining Advisor, he
                                                    was associated with ELCA
                                                    Board of Pensions in
                                                    Minneapolis, MN.

      Frank E. Burgess*     President,              President and Director
      6411 Mineral Point    Director                of Madison Investment
      Madison, WI  53705                            Advisors, Inc., the Advisor
                                                    to the Fund. Prior to
                                                    forming the Advisor in
                                                    1973, he was Asst. Vice
                                                    President & Trust Officer
                                                    of M&I Bank of Madison,
                                                    Wisconsin.  He is a member
                                                    of the State Bar of
                                                    Wisconsin and Dane County
                                                    Bar Association.

      Katherine L. Frank      Vice President        Vice President of Madison
      6411 Mineral Point      Secretary             Investment Advisors, Inc.
      Madison, WI  53705                            since 1986.


      Jay R. Sekelsky         Vice President        Vice President of Madison
      6411 Mineral Point                            Investment Advisors, Inc.
      Madison, WI  53705                            since 1990.



      James R. Imhoff Jr.     Director              President of First Weber
      429 Gammon Place                              Group, Inc. of Madison, WI.
      Madison, WI  53719

      Edmund B. Johnson       Director              Vice President and Director
      3302 Valley Creek                             of Medix of Wisconsin, Inc.
      Middleton, WI 53562


      Lorence D. Wheeler      Director              President of Credit Union
      PO Box 431                                    Benefits Services, Inc.
      Madison, WI  53701


    During 1996, the Fund paid, in aggregate, directors' fees of $1000 to those Directors who are considered disinterested persons as defined by the Investment Company Act of 1940.

    * Director of the Fund: Is an "interested person" in the Fund and in the Advisor, as defined by the Investment Company Act of 1940.

    During the fiscal year ended December 31, 1996, the Fund paid the following remuneration to the following group for services rendered:
                            Securities or Property
                            Pension or Retirement                 Total Comp.
Name of       Aggregate     Benefits Accrued  Estimated Annual    From Fund
Person,       Compensation  As Part of Fund   Benefits Upon       and Fund
Position      From Fund     Expenses          Retirement          Complex Paid**
                                                                  to Directors
*Frank E. Burgess
Director, President
            None                  None          None              None

James R. Imhoff, Jr.
Director
            $1,000                None          None              $10,500

Edmund B. Johnson
Director
            $1,000                None          None              $3,000

Lorence D. Wheeler
Director
            $1,000                None          None              $10,500


    *All "interested" directors and officers of the Fund are compensated by the Advisor as specified by the investment advisory agreement.

    ** Complex consists of 13 series portfolios in 4 business trusts and 3 Wisconsin corporations, including the Fund.

                      INVESTMENT ADVISORY AND OTHER SERVICES

    Under an investment advisory agreement with the Fund, Madison Investment Advisors, Inc., 6411 Mineral Point Road., Madison, Wisconsin, furnishes continuous investment service and management to the Fund, for which it receives an annual fee, paid quarterly, based on the average net asset value of the Fund, as determined by valuations made at the close of each business day. The annual fee is .85 of 1% on the first $100,000,000 of total net assets of the Fund, reduced to .75 of 1% on that portion of total net assets of the Fund in excess of $100,000,000. The fee is higher than most other funds. Personnel of the Advisor are primarily responsible for investment decisions affecting the Fund's portfolio. During the years ended December 31, 1996, December 31, 1995 and December 31, 1994, the Fund paid the Advisor an aggregate of $91,311, $88,169, and $93,783, respectively in investment advisory fees.

    Under the investment advisory agreement, the Advisor, at its own expense and without reimbursement from the Fund, furnishes office space, office facilities, equipment, executive officers and executive expenses of the Fund. The Fund will pay all operating expenses including but not limited to the cost of preparing and printing its registration statements required under the Securities Act of 1933 and the Investment Company Act of 1940 and any amendments thereto, the expense of registering its shares with the Securities and Exchange Commission and various states, and the cost of prospectuses for existing shareholders, reports to shareholders, taxes, and legal expenses. Also included are fees to Directors who are not interested persons of the Advisor or officers or employees of the Fund, salaries of administrative and clerical personnel, auditing and accounting services, fees and expenses of any custodian, printing and mailing expenses, postage, and charges and expenses of dividend disbursing agents, registrars and stock transfer agents, including the cost of keeping all necessary shareholder records and accounts and handling.

    The Advisor has undertaken to reimburse the Fund to the extent that the aggregate annual operating expenses, including the investment advisory fee and distribution fees but excluding interest, taxes, and brokerage commissions, exceeds 2% of average daily net assets. The Advisor shall, on an annual basis, reimburse the Fund for all expenses in excess of these amounts.

    The agreement with the Advisor is not assignable and may be terminated by either party, without penalty, on sixty days' notice. Otherwise, the agreement continues in effect as long as it is approved annually by (a) the Board of Directors or by a vote of a majority of the outstanding shares of the Fund, and (b) in either case, by the affirmative vote of a majority of directors, who are not parties to the agreement or "interested persons" of the Advisor, as defined in the Investment Company Act of 1940, as amended, cast in person at a meeting called for the purpose of voting for such approval.

    The Advisor may act as an investment advisor to other persons, firms or corporations, including investment companies. Madison Investment Advisors, Inc., is a registered investment advisor and has numerous advisory clients of its own, including Bascom Hill Investors, Inc., and Madison Bond Fund, Inc. both registered investment companies. The Advisor controls Bankers
Finance Advisors, LLC, a registered investment advisor whose clients consist of the GIT Investment Fund family of 13 mutual funds.
The Advisor was founded in 1973 and has
  never been controlled by or affiliated with any other business entity or person.

    Frank E. Burgess, President, and a Director of the Fund is also President and Director of the Advisor. Chris Berberet is Treasurer of the Fund and Vice President of the Advisor. Katherine Frank is Vice President and Secretary of the Fund and Vice President of the Advisor. Jay R. Sekelsky is Vice President of the Fund and Vice President of the Advisor. W. Richard Mason is
  Assistant Secretary of the Fund and Beth Hendricks is Controller of the Advisor. Mr. Burgess
  owns a majority of the controlling interest in the Advisor. All investment decisions are made by the Investment Policy Committee.

    The Advisor relies upon information supplied by the analytical staffs of major brokerage firms as well as other publications and research services. A discussion of how the Advisor allocates investment opportunities among clients, how the Advisor decides which client should purchase certain securities and how portfolio transactions are allocated among brokers is found under "BROKERAGE" below.

    Williams, Young and Associates, P.O. Box 8700, Madison, Wisconsin, 53708 is the Fund's independent public accountant.

    The custodian for the Fund's assets is the Firstar Trust Company, P.O. Box 701, Milwaukee, Wisconsin, 53201-0701. The Firstar Trust Company also serves as the transfer agent for the Fund.

                                    BROKERAGE

    Portfolio brokerage transactions of the Fund are placed with those securities brokers which the Advisor believes will provide the best value in brokerage and research services for the Fund, either in a particular transaction or over a period of time. Although some transactions involve only brokerage services, many involve research services as well.

    In valuing brokerage services, the Advisor makes a judgment of the usefulness of research and other information and services provided by a broker to the Advisor in managing the Fund's investment portfolio. In some cases, the information, e.g. data or recommendations concerning particular securities, relates to the specific transaction placed with the broker, but, for the greater part, the research and services consist of a wide variety of informa-
tion concerning companies, industries, investment strategy and economic, financial and political conditions and prospects, some of which may be provided by means of use of electronic terminals providing such information, useful to the Advisor in advising the Fund and other clients of the Advisor.

    In compensating brokers for their services, the Advisor takes into account the value of the information received for use in advising the Fund. It is understood by the Fund that other clients of the advisor might also benefit from the information and services obtained. Where the Fund and one or more clients of the Advisor are simultaneously engaged in the purchase or sale of the same security, the transactions will, to the extent possible, be averaged as to price and allocated equitably. In most cases, it is believed that coordination and the ability to participate in volume transactions will be to the benefit of the Fund.

    The Fund may not allocate brokerage solely on the basis of selling Fund shares. When feasible and practical, over-the-counter purchases and sales are transacted directly with principal market makers. Principal market makers are not paid a direct commission. They receive in payment the difference between the bid and asked prices for a particular security. Brokerage commissions of $xx,xxx, $10,748, and $19,305 were paid by the Fund during the years ended December 31, 1996, December 31, 1995 and December 31, 1994, respectively.

                                DISTRIBUTION PLAN

    The distribution plan was terminated on December 18, 1992.

    Madison pays to authorized dealers a maintenance fee for assisting investors with their investments and/or accounts at a rate of not more than .25% per annum of the average monthly net asset value of Fund shares owned by customers of such dealers which remain on the books of the Fund. Such maintenance fees are paid solely by Madison and are not the responsibility or liability of the Fund.

    It is the objective of the Board of Directors of the Fund to close the Fund to new investors when total net assets reach $100,000,000.

                       PURCHASE AND REDEMPTION OF FUND SHARES

    As briefly discussed in the Prospectus, applications for the purchase of shares should be made to Bascom Hill BALANCED Fund, Inc. c/o Firstar Trust Company, P.O. Box 701, Milwaukee, Wisconsin, 53201-0701. The price per share will be the net asset value computed after the time the application is received. (See "DETERMINATION OF NET ASSET VALUE", page 13). The net asset value for a particular day is applicable to all applications for the purchase of shares as well as all requests for the redemption of shares received at or before that day's close of trading on the New York Stock Exchange (the "Exchange"). The Exchange usually closes at 4:00 p.m. New York time. Applications for purchase of shares and requests for redemptions of shares received after the close of trading on the Exchange will be based on the net asset value as determined as of the close of trading on the next day the Exchange is open.

    All applications to purchase capital stock are subject to acceptance or rejection by authorized officers of the Fund and are not binding until accepted. Applications will not be accepted unless they are accompanied by payment. However, minor differences between amounts submitted and actual costs of shares will be refunded or billed. It is the policy of the Fund not to accept applications under circumstances or in amounts considered disadvantageous to existing shareholders.

    The Board of Directors of the Fund is authorized from time to time to fix upper and lower limits on the number of shares which may be purchased. Pursuant to this authority, the Board of Directors has established $1,000 as the minimum initial purchase and $100 as the minimum for any subsequent purchase, except through dividend or capital gain reinvestment.

    Purchase of Fund shares will be made in full and fractional shares, computed to three decimal places, unless the investor specifies full shares only.

    Certificates representing Fund shares purchased will not be issued. The Fund's transfer agent, The Firstar Trust Company, Milwaukee, Wisconsin, will credit the shareholder's account with the number of shares purchased. The Fund offers this service to relieve shareholders of the responsibility for safekeeping certificates and to eliminate the need for delivery of certifi-cates in the event of redemption. Written confirmations are issued for all purchases of Fund shares.

    A shareholder may require the Fund at any time to redeem his or her shares in whole or in part. Redemption is accomplished by delivering to the Fund, c/o The Firstar Trust Company, P.O. Box 701, Milwaukee, Wisconsin, 53201-0701, a signed written request for redemption. The written redemption request must be signed exactly as the shares are registered. If the account is owned jointly, both owners must sign. Redemption cannot be accomplished by telephoning or telegraphing the Fund or The First Wisconsin Trust Company.
  The redemption price is the net asset value next computed after receipt of written request in the proper form set out above.

    If there is doubt as to what is necessary in order to redeem shares, please write or call the Fund's transfer agent, The Firstar Trust Company (telephone no. (414) 765-4124), prior to submitting the redemption request. No redemption request will become effective until all documents have been received in proper form by the transfer agent.

    All redemptions will be processed immediately upon receipt and the fund will return redemption requests that contain restrictions as to the time or date redemptions are to be affected. The redemption price will depend on the market value of the investments in the Fund's portfolio at the time of redemption, (see "DETERMINATION OF NET ASSET VALUE") and may be more or less than the cost of shares redeemed. Payments for shares redeemed will be made within seven days after redemption and redemption will be made in cash only.

    The right of redemption may be suspended for any period during which the New York Stock Exchange is closed other than customary and weekend and holiday closings, and may be suspended for any period during which trading on the Exchange is restricted as determined that an emergency exists and, therefore, it is not reasonably practical for the Fund to dispose of its securities nor to fairly determine the value of its net assets.

    Shares of the Fund may be transferred in much the same manner as they are redeemed. Written instructions must be delivered to the Fund, c/o Firstar Trust Company, P.O. Box 701, Milwaukee, Wisconsin, 53201-0701, endorsed or accompanied by the instrument of transfer and guaranteed in the same manner as described under "PURCHASE AND REDEMPTION OF FUND SHARES". The instructions must be signed exactly as provided in "PURCHASE AND REDEMPTION OF FUND SHARES" for redemption of shares. The Fund is not bound to record any transfer on the stock transfer books maintained by the Trust Company until all required documents have been received by it.

                         DETERMINATION OF NET ASSET VALUE

    The net asset value of a share of common stock is determined by dividing the net asset value of the Fund by the total number of full and fractional shares outstanding at that time. The net assets of the Fund are determined by deducting the liabilities of the Fund from the total asset value. The net asset value is determined as of the close of trading on the New York Stock Exchange exclusive of federal holidays.

    Securities traded on a stock exchange will ordinarily be valued on the basis of the last sale price on the date of valuation, or in the absence of any sale on that day, the closing bid price. Securities not listed on an exchange or securities in which there were no transactions are valued at the most recent reported bid prices. Any securities for which market quotations are not readily available are valued at fair value as is determined in good faith by the Board of Directors. Short-term securities with over 60 days to maturity are valued at market value; those under 60 days to maturity are valued at amortized cost. Odd lot differentials and brokerage commissions will be excluded in calculating value. All assets other than securities will be valued at their then current fair value as determined in good faith by the Board of Directors.

                                    TAX STATUS

    During the current taxable year and in future years, the Fund intends to qualify under the provisions of Sections 851-855 of the Internal Revenue Code (Subchapter M) applicable to investment companies.
    Upon qualifying under the federal tax laws related to investment companies, the Fund will not be subject to federal taxes on income or capital gains distributed to the shareholders. Distributions designated as "capital gains distributions" (meaning the excess of net long-term capital gains over net short-term capital losses) will be taxable to shareholders as long-term gains, regardless of the length of time shares of the Fund have been held. Currently, the maximum long-term capital gains tax rate is 28%. Distributions of the excess of net short-term gains over the net long-term capital losses and income dividend distributions are made in cash or reinvested in additional shares of the Fund.

    If the Fund does not qualify for preferential tax treatment in any fiscal year, it will be taxed as an ordinary corporation. The net asset value per share may be adversely affected as a result.

    Since at the time of purchase of Fund shares the Fund may have undistributed income or capital gains, distributions received shortly after such purchase by a shareholder may be taxable to the shareholder, although it is, in whole or in part, a return of capital and may have the effect of reducing the net asset value per share.

    Distributions from net investment income are taxable as ordinary income to shareholders. Distributions may be subject to state income tax in states having such a tax. It is recommended that investors consult with their personal tax advisor in evaluating their individual tax situation.

    Under the Interest and Dividend Tax Compliance Act of 1983, effective January 1, 1984, the Fund is required to deduct and withhold income tax from a distribution payment at a 20 percent rate if:

    (1) The shareholder fails to furnish his/her taxpayer identification number to the Fund;
    (2) The IRS notifies the Fund that the taxpayer identification number furnished by the shareholder is incorrect;
    (3) The IRS notifies the Fund that backup withholding should be commenced because the shareholder has failed to properly report interest or dividend income; or
    (4) When required to do so, the shareholder fails to certify, under penalties of perjury, that he/she is not subject to backup withholdings.

    In addition, under the new IRA rollover rules, any distribution from an employer - sponsored plan is subject to 20% mandatory withholding, unless it is directly "rolled over" into an IRA. (See the IRA Disclosure Brochure for details)

    The Tax Reform Act of 1986 made major changes in the entire tax system, impacting all investors including all individuals or taxable entities that invest in the Fund. Currently, capital gains are taxable at ordinary income rates. Therefore, each investor should consult with his or her tax advisor regarding the income tax treatment of income and capital gain distributions and expense deductions from the Fund in future years.

                               FINANCIAL STATEMENTS

    The following financial information contained in the Annual Report for Bascom Hill BALANCED Fund, Inc. for the year ended December 31, 1996 is incorporated herein by reference:

      (a)    Statement of Net Assets

      (b)    Statement of Changes in Net Assets

      (c)    Statement of Operations
      (d)    Notes to Financial Statements

      (e)    Report of Independent Public Accountants

    A copy of the Annual Report will accompany the Statement of Additional Information whenever the Statement of Additional Information is requested by a shareholder or prospective investor.

PART C:     OTHER INFORMATION

Form N-1A
Item No.
- - - --------


24.  Financial Statements and Exhibits
     ---------------------------------


            (a)  Per share income and capital changes for the years ended
              December 31, 1987, 1988, 1989, 1990, 1991, 1992 , 1993, 1994,
              1995 and 1996 are included in the Prospectus.

              Financial Statements Included in Shareholder Annual Report for the year ended December 31, 1996.

                 (1)     Statement of Net Assets
                 (2)     Statement of Changes in Net Assets
                 (3)     Statement of Operations
                 (4)     Notes to Financial Statements

            (b)  Exhibits:

            EXHIBIT
              NO.         DESCRIPTION OF EXHIBIT
            -------       ----------------------


              1.         Articles of Incorporation *
              2.         Bylaws*
              3.         N/A
              4.         N/A
              5.         Investment Advisory Agreement *
              6(a).      Distribution Agreement *
              6(b).      N/A
              7.         N/A
              8(a).      Custodian Agreement *
              8(b). Transfer/Dividend Disbursing Agent Agreement *
              9.         N/A
              10.        Opinion and Consent of Counsel *
              11.        Consent of Independent Public Accountant
              12.        N/A
              13.        Subscription of Purchase Agreement *
              14.        IRA Plan *
              15.        N/A

           * Previously filed and incorporated herein by  reference.

25.         Persons Controlled by or under Common Control with Registrant
            -------------------------------------------------------------


                         None

26.         Number of Holders of Securities as of December 31, 1996
            -------------------------------------------------------


            Title of Class                Number of Record Holders
            --------------                ------------------------

            Common Stock                           613


27.         Indemnification
            ---------------


  Article VII of the Registrant's Bylaws provides for the indemnification of its directors and officers and, therefore, is incorporated herein by reference.

28.         Business and Other Connections of Investment Advisor
            ----------------------------------------------------


  Madison Investment Advisors, Inc., is the only investment advisor to the Registrant.

  Set forth below is a list of the officers and directors of Madison Investment Advisors, Inc. as of January 31, 1997, together with information as to any other business, profession, vocation or employment of a substantial nature of those officers and directors during the past two years:

                                Position with Madison
   Name                         Investment Advisors, Inc.         Other
   -----------------            -------------------------         -----

   Frank E. Burgess             President, Treasurer and          (1)
                                Director
   Christopher C. Berberet      Vice President                    (1)
   Richard L. Ford              Vice President
   Katherine L. Frank           Vice President                    (1)
   L. Louis LeGoullon           Vice President
   John F. McClure              Vice President, Secretary and
                                Director
   Michael J. Schlageter        Vice President, Director
   Jay R. Sekelsky              Vice President                    (1)
   Michael R. Yaktus            Vice President

  Note (1): Certain of the indicated persons are officers and directors of Bascom Hill Investors, Bascom Hill BALANCED Fund and Madison Bond Fund, GIT Equity Trust, GIT Income Trust, GIT Tax-Free Trust and Government Investors Trust, all open-ended, diversified investment companies for which Madison Investment Advisors, Inc. (either directly or through its controlled subsidiary, Bankers Finance Advisors, LLC) also acts as investment advisor.

29.         Principal Underwriters
            ----------------------

  Madison Investment Advisors, Inc. acts as Distributor of the shares of common stock of the Registrant under a Distribution Agreement to this Registration Statement. Madison Investment Advisors, Inc. also acts as investment advisor to Bascom Hill Investors, Inc., Madison Bond Fund Inc. and Madison Opportunity
Fund, all registered investment companies and, through its subsidiary, Bankers Finance Advisors, LLC, to GIT Equity Trust, GIT Income Trust, GIT Tax-Free
Trust and Government Investors Trust. The officers and directors of Madison Investment Advisors, Inc., their positions or offices, are outlined in Item
28 of this Registration Statement immediately above.

30.         Location of Accounts and Records
            --------------------------------

  All accounts, books, and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the rules thereunder will be maintained at the offices of the Registrant at 6411 Mineral Point Road, Madison, WI 53705-4341 and at the offices of the Registrant's transfer agent and custodian, Firstar Trust Company located at 615 East Michiagn Avenue, Milwaukee, WI 53201.

31.         Management Services
            -------------------

  Registrant is not a party to any management-related service contract other than set forth in Part A or Part B of this Form.

32.         Undertakings
            ------------

  Registrant agrees to furnish each person to whom a prospectus is delivered with a copy of the Registrant's latest annual report to shareholders, upon request, and without charge.

 Williams, Young & Associates, LLC
2901 West Beltline Highway
P.O. Box 8700
Madison, WI  53708
608-274-1980
Fax 608-274-8085

                                EXHIBIT 11

     CONSENT OF INDEPENDENT ACCOUNTANTS
As independent public accountants, we hereby consent to the use of our report dated January 24, 1997, and to all references to our Firm included in or made a part of the Registration Statement on Form N-1A.

WILLIAMS, YOUNG & ASSOCIATES, LLC

(signature)

Madison, Wisconsin
February 3, 1997



Member of the Institute of Profit Advisors

                               SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940 the Registrant certifies that it meets all of the requirement for effectiveness of the Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Madison and State of Wisconsin on the xxth day of February, 1997.

                                Bascom Hill BALANCED Fund, Inc.

                                (signature)

                                Frank E. Burgess, President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities indicated.

(signature)             2/xx/97         Director

Frank E. Burgess        Date            Title

(signature)            2/xx/97         Director

James R. Imhoff, Jr.

(signature)             2/xx/97         Director

Edmund B. Johnson

(signature)             2/xx/97         Director
- - - ------------------      --------        ------------